Summary of significant accounting policies (Property and equipment) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013 reporting_unit	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Number of reporting units	6
Estimated useful life, intangible assets	14 years
Impairment of intangible assets	$ 0	$ 1,161,000	$ 0
Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life, property and equipment	3 years
Estimated useful life, intangible assets	3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life, property and equipment	20 years
Estimated useful life, intangible assets	17 years
Rental Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life, property and equipment	3 years
Rental Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life, property and equipment	10 years
Intangible Assets, Amortization Period [Member] | Amortization Expense [Member]
Property, Plant and Equipment [Line Items]
Change in accounting estimate, financial impact			2,200,000
Intangible Assets, Amortization Period [Member] | Net Income [Member]
Property, Plant and Equipment [Line Items]
Change in accounting estimate, financial impact			$ 1,400,000
Intangible Assets, Amortization Period [Member] | Earnings Per Share, Diluted [Member]
Property, Plant and Equipment [Line Items]
Change in accounting estimate, financial impact (in dollars per share)			$ 0.03